Stockholders' Equity - Restricted Stock Units (Details) - shares	Sep. 30, 2025	Mar. 24, 2025	Mar. 12, 2025	Mar. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Common stock, shares outstanding (in shares)	4,806,776	2,379,508	2,379,508	23,796,200	2,368,072	1,979,413
Common stock, shares issued (in shares)	4,806,776				2,368,072	1,979,413
Restricted Stock
Stockholders' Equity
Common stock, shares outstanding (in shares)					0	0
Common stock, shares issued (in shares)					0
Restricted Stock Units
Stockholders' Equity
Common stock, shares outstanding (in shares)	0				0
Common stock, shares issued (in shares)	0				0